DERIVATIVE LIABILITIES (Details - Fair value) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Derivative liability, beginning balance	$ 24,336	$ 48,055
Change in derivative due to exercise of warrants		(1,487)
Fair value of expired warrant	(1,258)	(16)
Change in fair value of derivative liability	61,031	(23,185)
Foreign exchange effect on derivative liability	(229)	969
Issuance of convertible note	127,049
Derivative liability, ending balance	210,929	24,336
Warrant [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, beginning balance	24,336	48,055
Change in derivative due to exercise of warrants		(1,487)
Fair value of expired warrant	(1,258)	(16)
Change in fair value of derivative liability	17,585	(23,185)
Foreign exchange effect on derivative liability	(229)	969
Issuance of convertible note	0
Derivative liability, ending balance	40,434	24,336
Convertible Note [Member]
Derivatives, Fair Value [Line Items]
Derivative liability, beginning balance	0	0
Change in derivative due to exercise of warrants		0
Fair value of expired warrant	0	0
Change in fair value of derivative liability	43,446	0
Foreign exchange effect on derivative liability	0	0
Issuance of convertible note	127,049
Derivative liability, ending balance	$ 170,495	$ 0